UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08231
                                                     ---------

                     Spirit of America Investment Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              477 Jericho Turnpike
                                  P.O. Box 9006
                             Syosset, NY 11791-9006
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Mr. David Lerner
                              SSH Securities, Inc.
                              477 Jericho Turnpike
                                  P.O. Box 9006
                             Syosset, NY 11791-9006
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (516) 390-5555
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2008
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
SCHEDULE OF INVESTMENTS MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      SHARES      MARKET VALUE
                                                    ---------   ----------------

COMMON STOCKS - 96.74%

APARTMENTS (REITS) - 18.29%
Apartment Investment & Management Co., Class A        197,998   $     7,090,308
Associated Estates Realty Corp.                       499,000         5,708,560
Equity Residential                                    286,368        11,881,408
Mid-America Apartment Communities, Inc.               219,800        10,954,832
Post Properties, Inc.                                  36,736         1,418,744
UDR, Inc.                                             178,298         4,371,867
                                                                ----------------
                                                                     41,425,719
                                                                ----------------

DIVERSIFIED (REITS) - 9.05%
Colonial Properties Trust                             323,723         7,785,538
Lexington Realty Trust                                680,200         9,801,682
Liberty Property Trust                                 93,300         2,902,563
                                                                ----------------
                                                                     20,489,783
                                                                ----------------

HEALTH CARE (REITS) - 7.59%
HCP, Inc.                                             247,800         8,378,118
National Health Investors, Inc.                       210,500         6,578,125
OMEGA Healthcare Investors, Inc.                       59,000         1,024,240
Senior Housing Properties Trust                        50,700         1,201,590
                                                                ----------------
                                                                     17,182,073
                                                                ----------------

HOTELS (REITS) - 11.65%
Ashford Hospitality Trust, Inc.                     1,345,100         7,640,168
FelCor Lodging Trust, Inc.                            600,346         7,222,162
Hospitality Properties Trust                          310,500        10,563,210
PMC Commercial Trust                                  135,900           958,095
                                                                ----------------
                                                                     26,383,635
                                                                ----------------

INDUSTRIAL (REITS) - 4.61%
First Industrial Realty Trust, Inc.                   337,864        10,436,619
                                                                ----------------

NET LEASE (REITS) - 4.96%
National Retail Properties, Inc.                      429,916         9,479,648
Realty Income Corp.                                    69,000         1,767,780
                                                                ----------------
                                                                     11,247,428
                                                                ----------------

OFFICE SPACE (REITS) - 14.28%
American Financial Realty Trust                       636,000         5,049,840
Brandywine Realty Trust                               170,500         2,891,680
Highwoods Properties, Inc.                            221,500         6,882,005
HRPT Properties Trust                               1,085,600         7,306,088
Mack-Cali Realty Corp.                                274,990         9,819,893
SL Green Realty Corp.                                   4,964           404,417
                                                                ----------------
                                                                     32,353,923
                                                                ----------------

REGIONAL MALLS (REITS) - 14.68%
General Growth Properties, Inc.                       360,000        13,741,200
Glimcher Realty Trust                                 548,450         6,559,462
Macerich Co. (The)                                     82,200         5,776,194
Pennsylvania Real Estate Investment Trust             266,694         6,504,667
Simon Property Group, Inc.                              6,000           557,460
Taubman Centers, Inc.                                   2,000           104,200
                                                                ----------------
                                                                     33,243,183
                                                                ----------------

SHOPPING CENTERS (REITS) - 9.58%
Developers Diversified Realty Corp.                   174,604         7,312,416
Equity One, Inc.                                      181,500         4,350,555
Federal Realty Investment Trust                        26,200         2,042,290
Ramco-Gershenson Properties Trust                     256,800         5,421,048
Weingarten Realty Investors                            75,000         2,583,000
                                                                ----------------
                                                                     21,709,309
                                                                ----------------

STORAGE (REITS) - 2.05%
Sovran Self Storage, Inc.                             108,800         4,646,848
                                                                ----------------

TOTAL INVESTMENTS - 96.74%
(Cost $212,283,890)                                                 219,118,520
CASH AND OTHER ASSETS NET OF LIABILITIES - 3.26%                      7,378,834
                                                                ----------------
NET ASSETS - 100.00%                                            $   226,497,354
                                                                ================

REITs - Real Estate Investment Trusts

               See accompanying notes to Schedules of Investments.

SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                         SHARES    MARKET VALUE
                                                        --------   -------------
COMMON STOCKS - 84.16%

CONSUMER DISCRETIONARY - 1.43%
Best Buy Co., Inc.                                        10,000   $    414,600
Target Corp.                                               9,100        461,188
                                                                   -------------
                                                                        875,788
                                                                   -------------

CONSUMER STAPLES - 12.45%
Altria Group, Inc.                                        35,000        777,000
Colgate-Palmolive Co.                                      7,600        592,116
PepsiCo, Inc.                                             16,000      1,155,200
Philip Morris International, Inc.*                        35,000      1,770,300
Procter & Gamble Co. (The)                                25,400      1,779,778
Wal-Mart Stores, Inc.                                     29,400      1,548,792
                                                                   -------------
                                                                      7,623,186
                                                                   -------------

ENERGY - 11.65%
Apache Corp.                                              10,000      1,208,200
ConocoPhillips                                            20,000      1,524,200
Devon Energy Corp.                                         6,000        625,980
Energy Transfer Partners L.P.                             15,000        685,050
Noble Corp.                                               18,000        894,060
Schlumberger, Ltd.                                        14,100      1,226,700
Spectra Energy Corp.                                      12,900        293,475
Transocean, Inc.                                           5,000        676,000
                                                                   -------------
                                                                      7,133,665
                                                                   -------------

FINANCIALS - 7.86%
American Express Co.                                      20,000        874,400
Annaly Capital Management, Inc. REIT                      50,000        766,000
Bank of America Corp.                                     25,007        948,015
First Industrial Realty Trust, Inc. REIT                  10,000        308,900
Host Hotels & Resorts, Inc. REIT                          22,142        352,501
JPMorgan Chase & Co.                                      20,000        859,000
optionsXpress Holdings, Inc.                              20,000        414,200
Wells Fargo & Co.                                         10,000        291,000
                                                                   -------------
                                                                      4,814,016
                                                                   -------------

HEALTH CARE - 13.26%
Abbott Laboratories                                       25,000      1,378,750
Amgen, Inc.*                                              10,000        417,800
Covidien, Ltd.                                             6,000        265,500
Johnson & Johnson                                         15,300        992,511
Medco Health Solutions, Inc.*                             25,000      1,094,750
Pfizer, Inc.                                              17,000        355,810
Schering-Plough Corp.                                     16,000        230,560
UnitedHealth Group, Inc.                                  50,000      1,718,000
Wyeth                                                     39,900      1,666,224
                                                                   -------------
                                                                      8,119,905
                                                                   -------------

INDUSTRIALS - 14.92%
3M Co.                                                    20,000      1,583,000
Caterpillar, Inc.                                         23,000      1,800,670
Deere & Co.                                               14,000      1,126,160
Foster Wheeler, Ltd.*                                      5,000        283,100
General Electric Co.                                      76,000      2,812,760
Manitowoc Co., Inc. (The)                                 10,000        408,000
Tyco International, Ltd.                                  16,000        704,800
United Technologies Corp.                                  6,000        412,920
                                                                   -------------
                                                                      9,131,410
                                                                   -------------

INFORMATION TECHNOLOGY - 14.90%
Accenture, Ltd., Class A                                  40,000      1,406,800
Cisco Systems, Inc.*                                      60,000      1,445,400
EMC Corp.*                                                70,000      1,003,800
Hewlett-Packard Co.                                       30,000      1,369,800
Microsoft Corp.                                           58,000      1,646,040
Motorola, Inc.                                            37,000        344,100
Nokia Oyj, ADR                                            20,000        636,600
Texas Instruments, Inc.                                   45,000      1,272,150
                                                                   -------------
                                                                      9,124,690
                                                                   -------------

MATERIALS - 2.22%
Newmont Mining Corp.                                      15,000        679,500
Nucor Corp.                                               10,000        677,400
                                                                   -------------
                                                                      1,356,900
                                                                   -------------

TELECOMMUNICATION SERVICES - 2.98%
Verizon Communications, Inc.                              50,000      1,822,500
                                                                   -------------

UTILITIES - 2.49%
American Electric Power Co., Inc.                         11,300        470,419
Consolidated Edison, Inc.                                 15,000        595,500
Duke Energy Corp.                                         25,800        460,530
                                                                   -------------
                                                                      1,526,449
                                                                   -------------

TOTAL INVESTMENTS - 84.16%
(Cost $48,070,131)                                                   51,528,509
CASH AND OTHER ASSETS NET OF LIABILITIES - 15.84%                     9,696,689
                                                                   -------------
NET ASSETS - 100.00%                                               $ 61,225,198
                                                                   =============

ADR  - American Depository Receipt
REIT - Real Estate Investment Trust

*     Non-income producing security.

               See accompanying notes to Schedules of Investments.

SPIRIT OF AMERICA HIGH YIELD TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS MARCH 31, 2008 (UNAUDITED)

                                                                                             MATURITY   PRINCIPAL       MARKET
                                                                                               DATE       AMOUNT        VALUE
                                                                                             --------   ---------   ------------
MUNICIPAL BONDS - 87.14%
CALIFORNIA - 6.48%
Turlock CA, Hospital Improvements Certificate Participation, Series B, Callable
10/15/17 @ 100                                                                       5.50%   10/15/37   $ 100,000   $    91,069
                                                                                                                    ------------

FLORIDA - 14.94%
Hillsborough County Industrial Development Authority, School Improvements
Revenue Bonds, Series A, Callable 05/15/17 @ 100                                     5.13%   05/15/37     250,000       210,145
                                                                                                                    ------------

OHIO - 20.02%
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Revenue
Bonds, Series A-2, Callable 06/01/17 @ 100, OID                                      5.88%   06/01/47     100,000        88,113
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Revenue
Bonds, Series A-2, Callable 06/01/17 @ 100                                           6.50%   06/01/47     200,000       193,386
                                                                                                                    ------------
                                                                                                                        281,499
                                                                                                                    ------------

PENNSYLVANIA - 6.82%
Pennsylvania Higher Educational Facilties Authority, University & College
Improvements Revenue Bonds, Callable 05/01/13 @ 100, OID                             5.50%   05/01/34     100,000        95,857
                                                                                                                    ------------

PUERTO RICO - 18.57%
Puerto Rico Aqueduct & Sewer Authority, Sewer Improvements Revenue Bonds,
Series A, Callable 07/01/18 @ 100                                                    6.00%   07/01/38     125,000       128,452
Puerto Rico Public Buildings Authority, Lease Appropriation Revenue Bonds,
Series M                                                                             6.25%   07/01/31     125,000       132,613
                                                                                                                    ------------
                                                                                                                        261,065
                                                                                                                    ------------

TEXAS - 14.25%
North Texas Tollway Authority, Highway Improvements Revenue Bonds, Series
B, Callable 01/01/18 @ 100, OID                                                      5.75%   01/01/40     200,000       200,424
                                                                                                                    ------------

WISCONSIN - 6.06%
Wisconsin Health & Educational Facilities Authority, Hospital Improvements
Revenue Bonds, Callable 08/15/16 @ 100                                               5.25%   08/15/31     100,000        85,166
                                                                                                                    ------------

TOTAL INVESTMENTS - 87.14%
(Cost $1,229,870)                                                                                                     1,225,225
CASH AND OTHER ASSETS NET OF LIABILITIES - 12.86%                                                                       180,826
                                                                                                                    ------------

NET ASSETS - 100.00%                                                                                                 $ 1,406,051
                                                                                                                    ============

OID - Original Issue Discount

               See accompanying notes to Schedules of Investments.

                     SPIRIT OF AMERICA INVESTMENT FUND, INC.
                        NOTES TO SCHEDULES OF INVESTMENTS
                           MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

A. SECURITY VALUATION: The offering price and net asset value per share for each class of the Spirit of America Real Estate Income and Growth Fund, Spirit of America Large Cap Value Fund and Spirit of America High Yield Tax Free Bond Fund are calculated as of the close of regular trading on the NYSE, currently 4:00 p.m., Eastern Time. Each Fund's securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Securities for which the primary market is the NASDAQ will be valued at the NASDAQ official closing price. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors (the "Board") believes represents fair value. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board. There were no securities, however, fair valued during the three-month period ending March 31, 2008.

B. ADOPTION OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157 "FAIR VALUE MEASUREMENTS" ("FAS 157"): In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

o     Level 1 - quoted prices in active markets for identical securities

o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Fund's net assets as of March 31, 2008 is as follows:

                                                             REAL ESTATE
                                                             INCOME AND      LARGE CAP VALUE   HIGH YIELD TAX
VALUATION INPUTS                                             GROWTH FUND           FUND        FREE BOND FUND
Level 1 - Quoted Prices                                   $    219,118,520   $    51,528,509   $           --
Level 2 - Other Significant Observable Inputs                           --                --        1,225,225
Level 3 - Significant Unobservable Inputs                               --                --               --
                                                          ----------------   ---------------   --------------
TOTAL MARKET VALUE OF INVESTMENTS                         $    219,118,520   $    51,528,509   $    1,225,225
                                                          ================   ===============   ==============

C. TAX DISCLOSURE: No provision for Federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character to tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2008.

The cost, unrealized appreciation and depreciation, which are book figures that approximate Federal income tax basis at March 31, 2008 for each Fund are as follows:



                                                                                       NET UNREALIZED
                                                         UNREALIZED      UNREALIZED    APPRECIATION /
               FUND                        COST         APPRECIATION    DEPRECIATION   (DEPRECIATION)
----------------------------------   ----------------   ------------   -------------   --------------
Real Estate Income and Growth Fund   $    212,283,890   $ 34,509,619   $ (27,674,989)  $    6,834,630

Large Cap Value Fund                       48,070,131      6,761,197      (3,302,819)       3,458,378

High Yield Tax Free Bond Fund               1,229,870          5,383         (10,028)          (4,645)

For additional information regarding the accounting policies of the Spirit of America Investment Fund, Inc., refer to the most recent financial statements in the N-CSR filing at WWW.SEC.GOV.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
     15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Spirit of America Investment Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ David Lerner
                         -------------------------------------------------------
                           David Lerner, Principal Executive Officer
                           (principal executive officer)

Date                       May 20, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ David Lerner
                         -------------------------------------------------------
                           David Lerner, Principal Executive Officer
                           (principal executive officer)

Date                       May 20, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Alan Chodosh
                         -------------------------------------------------------
                           Alan Chodosh, Principal Financial Officer
                           (principal financial officer)

Date                       May 20, 2008
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.